Schedule of Other Income (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Other Income
Government grants	$ 8,198	$ 10,700	$ 10,930	$ 54,958
Interest Income	121	158	149	381
Foreign exchange gain			9,698
Fair value changes on financial assets at fair value through profit or loss	14,063	18,358	7,280	5,247
Insurance claims	3,280	4,282
Gain on disposal of plant and equipment	2,015	2,631
Rental income			12,010
Sundry income	6,628	8,652	9,805	17,752
Other income	$ 34,305	$ 44,781	$ 49,872	$ 78,338